Disposals and impairment	12 Months Ended
Dec. 31, 2020
Impairment Of Assets [Abstract]
Disposals and impairment	Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2020	2019	2018
Gains on sale of businesses and fixed assets
Upstream	360	143	437
Downstream	2,320	50	15
Other businesses and corporate	194	—	4
	2,874	193	456

			$ million
	2020	2019	2018
Losses on sale of businesses and fixed assets, and closures
Upstream	383	415	707
Downstream	296	57	59
Other businesses and corporate	2	887	11
	681	1,359	777
Impairment losses
Upstream	12,917	6,752	400
Downstream	840	65	12
Other businesses and corporate	32	30	254
	13,789	6,847	666
Impairment reversals
Upstream	(86)	(131)	(580)
Downstream	—	—	(2)
Other businesses and corporate	(3)	—	(1)
	(89)	(131)	(583)
Impairment and losses on sale of businesses and fixed assets, and closures	14,381	8,075	860
Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2020	2019	2018
Proceeds from disposals of fixed assets	491	500	940
Proceeds from disposals of businesses, net of cash disposed	4,989	1,701	1,911
	5,480	2,201	2,851
By business
Upstream	1,175	2,048	2,145
Downstream	3,959	152	120
Other businesses and corporate	346	1	586
	5,480	2,201	2,851

Proceeds from disposals of business in 2020 includes $3,888 million in respect of the disposal of the Petrochemical business and $347 million in respect of the disposal of the Alaska business. At 31 December 2020, deferred consideration relating to disposals amounted to $1,291 million receivable within one year (2019 $159 million and 2018 $35 million) and $2,402 million receivable after one year (2019 $125 million and 2018 $304 million). The deferred consideration principally relates to the disposals of our Petrochemical and Alaskan businesses. In addition, contingent consideration receivable relating to disposals amounted to $1,999 million at 31 December 2020 (2019 $598 million and 2018 $893 million).The contingent consideration at 31 December 2020 relates to the disposal of our Alaskan business and prior period disposals in the North Sea. These amounts of contingent consideration are reported within Other investments on the group balance sheet - see Note 18 for further information.
Gains and losses on sale of businesses and fixed assets, and closures
Upstream
In 2020, gains principally resulted from adjustments to disposals in prior periods. Gains include $130 million from the disposal of our Alaska operations and interests and $166 million fair value movements in relation to deferred and contingent consideration in relation to the Alaska disposal and prior disposals in the North Sea. Losses included $134 million fair value movements in relation to deferred and contingent consideration arising from prior period disposals in the North Sea, $120 million in relation to the likely disposal of an exploration asset, and $78 million from the disposal of certain properties in the US.
In 2019, losses included $191 million fair value movements in relation to contingent consideration arising from the prior period disposal of the Bruce, Keith and Devenick assets and $171 million in relation to severance costs associated with the divestment of our Alaskan business.
In 2018, gains principally resulted from the disposal of interests in the Bruce, Keith and Rhum fields in the UK North Sea, from the disposal of certain properties in the US, and from adjustments to disposals in prior periods. Losses included $335 million resulting from the disposal of our interest in the Magnus field and associated assets in the UK North Sea, $221 million from the disposal of our interest in the Greater Kuparuk Area in the US, and adjustments to disposals in prior periods.
4. Disposals and impairment – continued
Downstream
In 2020, gains principally resulted from the $2.3 billion gain recognised on the disposal of our Petrochemicals business which completed in December 2020. Losses included $229 million in relation to cessation of manufacturing operations at the Kwinana Refinery following the decision to cease fuel production.
Other businesses and corporate
In 2020 the gain on disposal of businesses and fixed assets was principally in respect of the sale and leaseback of our St James's Square London headquarters - see Note 28 for further information.
In 2019 losses on disposal of businesses and fixed assets were principally in respect of the reclassification of accumulated foreign exchange losses from reserves to the income statement upon the contribution of our Brazilian biofuels business to a new 50:50 joint venture BP Bunge Bioenergia.
In 2018 proceeds from disposals were principally in respect of life insurance policies in the US and wind farms within our US wind business.
Summarized financial information relating to the sale of businesses is shown in the table below.
The principal transactions categorized as a business disposal in 2020 were the sales of our Petrochemical and Alaskan businesses. See Note 2 for further information.
The principal transaction categorized as a business disposal in 2019 was the sale of our interests in the Gulf of Suez oil concessions in Egypt.
The principal transaction categorized as a business disposal in 2018 was the disposal of our interest in the Greater Kuparuk Area in the US.

						$ million
				2020	2019	2018
	Alaska	Petrochemicals	Other	Total
Non-current assets	5,143	2,592	1,357	9,092	1,653	3,274
Current assets	693	846	—	1,539	507	173
Non-current liabilities	(923)	(178)	(538)	(1,639)	(257)	(250)
Current liabilities	(344)	(425)	(13)	(782)	(108)	(97)
Total carrying amount of net assets disposed	4,569	2,835	806	8,210	1,795	3,100
Recycling of foreign exchange on disposal	—	(331)	3	(328)	880	—
Costs on disposal	(6)	(25)	44	13	190	3
	4,563	2,479	853	7,895	2,865	3,103
Gains (losses) on sale of businesses	260	2,414	(104)	2,570	(1,190)	(221)
Total consideration	4,823	4,893	749	10,465	1,675	2,882
Non-cash consideration	(219)	—	—	(219)	(938)	(282)
Consideration received (receivable)[a]	(4,257)	(1,005)	5	(5,257)	964	(689)
Proceeds from the sale of businesses, net of cash disposed[b]	347	3,888	754	4,989	1,701	1,911
[a] In 2019 $633 million relates to deposits received in advance of the disposal of our Alaska business and certain assets in our BPX business.
[b] Proceeds are stated net of cash and cash equivalents disposed of $101 million (2019 $30 million and 2018 $15 million).
Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles and goodwill within Note 1. See also Note 12, and Note 15 for further information on impairments by asset category.
Upstream
Impairment losses and reversals in all years relate primarily to producing and midstream assets.
The 2020 impairment loss of $12,917 million primarily relates to losses incurred in respect of producing and development assets in the UK North Sea ($2,796 million), the US ($2,744 million), Trinidad ($2,416 million), Mauritania and Senegal ($1,909 million), India ($1,313 million) and Canada ($865 million). Impairment losses were primarily driven by a reduction in bp’s future oil and gas price assumptions and, to a lesser extent, certain technical reserves revisions. The recoverable amount of the impaired CGUs in total is $33,415 million.
The principal CGUs on which significant impairment losses were incurred in 2020 were $1,909 million for Tortue in Mauritania and Senegal; $1,313 million for KGD6 in India; $1,181 million for Schiehallion in the UK North Sea; $1,044 million for Mahogany in Trinidad, $960 million for Cassia in Trinidad; $1,011 million for Hawkville in BPX Energy; $747 million for ETAP in the UK North Sea and $742 million for Sunrise in Canada. The recoverable amount for each of these CGUs was their value in use, which in total was $13,200 million. In addition, impairment losses of $939 million were incurred relating to the disposal of bp’s business in Alaska. The recoverable amount of the Alaska business was its fair value less costs of disposal; see note 2 for further information.
The 2019 impairment losses of $6,752 million related to various assets, with the most significant charges arising in the US. Impairment losses arose primarily as a result of the decision to dispose of certain assets, including $4,703 million in relation to completed and expected disposals in BPX Energy and $1,264 million relating to the expected disposal of our Alaskan business; of these amounts $355 million primarily relates to impairment of associated goodwill.
The 2018 impairment losses of $400 million related to a number of different assets, with the most significant charges arising in Australia and the US. Impairment losses arose primarily as a result of changes to project activity, asset obsolescence and the decision to dispose of certain assets. The 2018 impairment reversals of $580 million related to a number of different assets, with the most significant reversals arising in the North Sea and Angola following a change to decommissioning cost estimates.
Downstream
Impairment losses totalling $840 million, $65 million, and $12 million were recognized in 2020, 2019 and 2018 respectively. The amount for 2020 principally relates to portfolio changes in the fuels business, including the conversion of Kwinana refinery to an import terminal. None of the impairment charges were individually material.
4. Disposals and impairment – continued
Other businesses and corporate
Impairment losses totalling $32 million, $30 million, and $254 million were recognized in 2020, 2019 and 2018 respectively. The amount for 2018 is in respect of assets within our US wind business in advance of their disposal in December 2018.